Temporary Differences that Give Rise to Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Deferred tax assets:
Inventories	¥ 28,371	¥ 27,461
Allowance for dealers and customers	79,075	98,479
Accrued bonus	28,408	33,531
Property, plant and equipment	54,330	68,417
Operating loss carryforwards	145,140	69,441
Pension and other postretirement benefits	210,691	225,590
Other	161,107	157,355
Total gross deferred tax assets	707,122	680,274
Less valuation allowance	69,092	65,479
Net deferred tax assets	638,030	614,795
Deferred tax liabilities:
Inventories	(11,044)	(9,351)
Prepaid pension expenses	(19,586)	(19,948)
Property, plant and equipment, excluding lease transactions	(65,774)	(50,691)
Direct financing lease transactions	(17,942)	(16,181)
Operating lease transactions	(525,865)	(468,914)
Undistributed earnings of subsidiaries and affiliates	(91,241)	(100,389)
Net unrealized gains on available-for-sale securities	(21,218)	(19,737)
Other	(42,673)	(40,454)
Total gross deferred tax liabilities	(795,343)	(725,665)
Net deferred tax asset (liability)	¥ (157,313)	¥ (110,870)